Remaining performance obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 982,531,000	$ 919,664,000
Remaining performance obligations, weighted average average period	2 years	1 year 10 months 24 days